UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Value Fund

Investor Class (TRVLX)

This annual shareholder report contains important information about Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Investor Class	$75	0.71%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,058	10,097	10,164
2016	10,214	10,362	10,630
2016	10,634	10,818	11,000
2016	11,096	11,274	11,734
2017	11,647	11,921	12,118
2017	12,046	12,280	12,281
2017	12,448	12,842	12,663
2017	13,198	13,656	13,337
2018	12,918	13,568	12,960
2018	12,911	14,095	13,112
2018	13,350	15,099	13,860
2018	11,951	12,940	12,235
2019	13,441	14,757	13,695
2019	14,066	15,361	14,221
2019	14,438	15,540	14,414
2019	15,083	16,954	15,482
2020	11,277	13,410	11,344
2020	13,015	16,364	12,965
2020	14,049	17,871	13,690
2020	16,667	20,495	15,915
2021	18,687	21,796	17,706
2021	19,839	23,592	18,628
2021	19,945	23,568	18,483
2021	21,656	25,754	19,919
2022	21,054	24,395	19,772
2022	18,471	20,321	17,358
2022	17,293	19,413	16,383
2022	19,190	20,808	18,418
2023	19,106	22,302	18,603
2023	19,997	24,172	19,361
2023	19,624	23,386	18,748
2023	21,515	26,209	20,529
2024	24,050	28,835	22,373
2024	23,798	29,762	21,889
2024	25,430	31,616	23,953
2024	24,747	32,448	23,478
2025	26,035	30,916	23,980
2025	26,324	34,314	24,888
2025	27,284	37,120	26,215
2025	27,758	38,012	27,213

202501-4140694, 202601-5112702

F107-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (Investor Class)	12.17%	10.74%	10.75%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,864,810
  Number of Portfolio Holdings107
  Investment Advisory Fees Paid (000s)$41,740
  Portfolio Turnover Rate59.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Value Fund

Investor Class (TRVLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Value Fund

Advisor Class (PAVLX)

This annual shareholder report contains important information about Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Advisor Class	$101	0.95%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,052	10,097	10,164
2016	10,205	10,362	10,630
2016	10,617	10,818	11,000
2016	11,073	11,274	11,734
2017	11,617	11,921	12,118
2017	12,008	12,280	12,281
2017	12,399	12,842	12,663
2017	13,138	13,656	13,337
2018	12,855	13,568	12,960
2018	12,837	14,095	13,112
2018	13,266	15,099	13,860
2018	11,869	12,940	12,235
2019	13,340	14,757	13,695
2019	13,955	15,361	14,221
2019	14,314	15,540	14,414
2019	14,941	16,954	15,482
2020	11,164	13,410	11,344
2020	12,876	16,364	12,965
2020	13,892	17,871	13,690
2020	16,466	20,495	15,915
2021	18,448	21,796	17,706
2021	19,578	23,592	18,628
2021	19,664	23,568	18,483
2021	21,336	25,754	19,919
2022	20,727	24,395	19,772
2022	18,175	20,321	17,358
2022	17,005	19,413	16,383
2022	18,861	20,808	18,418
2023	18,766	22,302	18,603
2023	19,633	24,172	19,361
2023	19,252	23,386	18,748
2023	21,100	26,209	20,529
2024	23,564	28,835	22,373
2024	23,307	29,762	21,889
2024	24,889	31,616	23,953
2024	24,204	32,448	23,478
2025	25,447	30,916	23,980
2025	25,714	34,314	24,888
2025	26,640	37,120	26,215
2025	27,082	38,012	27,213

202501-4140694, 202601-5112702

F207-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (Advisor Class)	11.89%	10.46%	10.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,864,810
  Number of Portfolio Holdings107
  Investment Advisory Fees Paid (000s)$41,740
  Portfolio Turnover Rate59.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Value Fund

Advisor Class (PAVLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Value Fund

I Class (TRPIX)

This annual shareholder report contains important information about Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - I Class	$61	0.57%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	503,040	504,841	508,192
2016	511,200	518,121	531,483
2016	532,320	540,907	549,983
2016	555,587	563,676	586,702
2017	583,499	596,049	605,879
2017	603,813	614,023	614,026
2017	624,127	642,092	633,152
2017	662,015	682,784	666,872
2018	648,356	678,383	647,977
2018	648,179	704,764	655,595
2018	670,353	754,971	692,988
2018	600,327	646,994	611,740
2019	675,368	737,854	684,748
2019	707,192	768,069	711,073
2019	726,247	776,999	720,712
2019	758,692	847,685	774,104
2020	567,568	670,521	567,186
2020	655,225	818,221	648,241
2020	707,659	893,559	684,495
2020	839,488	1,024,747	795,745
2021	941,394	1,089,787	885,306
2021	999,948	1,179,583	931,415
2021	1,005,290	1,178,384	924,150
2021	1,091,859	1,287,709	995,958
2022	1,061,867	1,219,738	988,611
2022	932,053	1,016,027	867,895
2022	872,755	970,666	819,141
2022	968,872	1,040,379	920,884
2023	965,088	1,115,082	930,149
2023	1,010,492	1,208,602	968,048
2023	991,826	1,169,276	937,411
2023	1,087,798	1,310,429	1,026,442
2024	1,216,126	1,441,725	1,118,674
2024	1,203,892	1,488,091	1,094,444
2024	1,286,928	1,580,787	1,197,649
2024	1,252,924	1,622,413	1,173,925
2025	1,318,318	1,545,804	1,198,997
2025	1,333,539	1,715,707	1,244,404
2025	1,382,585	1,855,986	1,310,728
2025	1,407,039	1,900,583	1,360,653

202501-4140694, 202601-5112702

F523-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Value Fund (I Class)	12.30%	10.88%	10.90%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,864,810
  Number of Portfolio Holdings107
  Investment Advisory Fees Paid (000s)$41,740
  Portfolio Turnover Rate59.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Value Fund

I Class (TRPIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Value Fund

Z Class (TRZAX)

This annual shareholder report contains important information about Value Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, an underweight allocation and stock selection in the real estate sector contributed the most to relative performance. Shares of Welltower rose as recovering senior housing demand combined with pricing power drove earnings growth. Management raised guidance consistently, and strategic capital deployment along with efforts to streamline the business buoyed investor sentiment. Stock choices in the energy sector also supported results, led by our position in TechnipFMC; however, an overweight allocation to the sector tempered gains.

  In contrast, stock selection in the health care sector detracted from relative performance. Our position in Revvity detracted, as shares were pressured by the company’s weakening preclinical end market dynamics and exposure to China, where unexpected volume headwinds surprised the market. In the materials sector, stock choices also hindered results, driven by International Paper.

  The fund is actively managed, with the primary goal of achieving long-term growth by investing in stocks that appear undervalued while generating income as a secondary aim. Notable changes in absolute positioning during the period included an increased exposure to information technology and communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,039	10,865	10,661
6/30/20	12,768	13,259	12,185
9/30/20	13,807	14,480	12,867
12/31/20	16,409	16,606	14,958
3/31/21	18,430	17,659	16,641
6/30/21	19,603	19,115	17,508
9/30/21	19,744	19,095	17,371
12/31/21	21,476	20,867	18,721
3/31/22	20,918	19,765	18,583
6/30/22	18,386	16,464	16,314
9/30/22	17,243	15,729	15,398
12/31/22	19,168	16,859	17,310
3/31/23	19,124	18,069	17,484
6/30/23	20,051	19,585	18,197
9/30/23	19,707	18,948	17,621
12/31/23	21,645	21,235	19,294
3/31/24	24,236	23,362	21,028
6/30/24	24,024	24,114	20,572
9/30/24	25,720	25,616	22,512
12/31/24	25,078	26,290	22,066
3/31/25	26,423	25,049	22,538
6/30/25	26,766	27,802	23,391
9/30/25	27,790	30,075	24,638
12/31/25	28,323	30,798	25,576

202501-4140694, 202601-5112702

F1273-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Value Fund (Z Class)	12.94%	11.54%	19.68%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	17.59

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$30,864,810
  Number of Portfolio Holdings107
  Investment Advisory Fees Paid (000s)$41,740
  Portfolio Turnover Rate59.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.7%
Industrials & Business Services	15.8
Information Technology	12.4
Health Care	11.9
Energy	7.7
Consumer Discretionary	7.2
Communication Services	7.0
Consumer Staples	5.1
Materials	4.1
Other	7.1

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
JPMorgan Chase	3.7
Berkshire Hathaway	3.1
Keysight Technologies	2.6
Deere	2.4
AMETEK	1.9
ConocoPhillips	1.8
Westinghouse Air Brake Technologies	1.8
Parker-Hannifin	1.7
Charles Schwab	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

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Value Fund

Z Class (TRZAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRVLX Value Fund
PAVLX Value Fund–
.
Advisor Class
TRPIX Value Fund–
.
I Class
TRZAX Value Fund–
.
Z Class

T. ROWE PRICE Value Fund
Financial Highlights

For a share outstanding throughout each period
5
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 44 .58 $ 41 .94 $ 38 .54 $ 47 .80 $ 40 .93
Investment activities
Net investment income
(1)(2)
0 .50 0 .51 0 .57 0 .51 0 .32
Net realized and unrealized
gain/loss 4 .94 5 .91 4 .08 ( 5 .88 ) 11 .77
Total from investment
activities 5 .44 6 .42 4 .65 ( 5 .37 ) 12 .09
Distributions
Net investment income ( 0 .45 ) ( 0 .57 ) ( 0 .56 ) ( 0 .54 ) ( 0 .36 )
Net realized gain ( 1 .73 ) ( 3 .21 ) ( 0 .69 ) ( 3 .35 ) ( 4 .86 )
Total distributions ( 2 .18 ) ( 3 .78 ) ( 1 .25 ) ( 3 .89 ) ( 5 .22 )
NET ASSET VALUE
End of period $ 47 .84 $ 44 .58 $ 41 .94 $ 38 .54 $ 47 .80
Ratios/Supplemental Data
Total return
(2)(3)
12 .17% 15 .02% 12 .12% ( 11 .39 ) % 29 .93%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .72% 0 .71% 0 .72% 0 .75% 0 .75%
Net expenses after waivers/
payments by Price Associates 0 .71% 0 .69% 0 .71% 0 .73% 0 .73%
Net investment income 1 .05% 1 .08% 1 .44% 1 .17% 0 .66%
Portfolio turnover rate 59 .5% 59 .5% 62 .3% 192 .1% 107 .0%
Net assets, end of period (in
millions) $3,338 $3,374 $3,288 $3,707 $5,957
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 43 .42 $ 40 .92 $ 37 .65 $ 46 .90 $ 40 .22
Investment activities
Net investment income
(1)(2)
0 .37 0 .38 0 .46 0 .42 0 .17
Net realized and unrealized
gain/loss 4 .81 5 .76 3 .99 ( 5 .79 ) 11 .57
Total from investment
activities 5 .18 6 .14 4 .45 ( 5 .37 ) 11 .74
Distributions
Net investment income ( 0 .28 ) ( 0 .43 ) ( 0 .49 ) ( 0 .53 ) ( 0 .20 )
Net realized gain ( 1 .73 ) ( 3 .21 ) ( 0 .69 ) ( 3 .35 ) ( 4 .86 )
Total distributions ( 2 .01 ) ( 3 .64 ) ( 1 .18 ) ( 3 .88 ) ( 5 .06 )
NET ASSET VALUE
End of period $ 46 .59 $ 43 .42 $ 40 .92 $ 37 .65 $ 46 .90
Ratios/Supplemental Data
Total return
(2)(3)
11 .89% 14 .71% 11 .87% ( 11 .60 ) % 29 .58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .97% 0 .96% 0 .96% 0 .99% 1 .04%
Net expenses after
waivers/payments by Price
Associates 0 .95% 0 .94% 0 .95% 0 .97% 1 .01%
Net investment income 0 .80% 0 .83% 1 .20% 1 .01% 0 .36%
Portfolio turnover rate 59 .5% 59 .5% 62 .3% 192 .1% 107 .0%
Net assets, end of period (in
millions) $189 $222 $224 $217 $217
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 44 .45 $ 41 .79 $ 38 .41 $ 47 .69 $ 40 .86
Investment activities
Net investment income
(1)(2)
0 .56 0 .56 0 .62 0 .59 0 .37
Net realized and unrealized
gain/loss 4 .93 5 .91 4 .07 ( 5 .89 ) 11 .75
Total from investment
activities 5 .49 6 .47 4 .69 ( 5 .30 ) 12 .12
Distributions
Net investment income ( 0 .53 ) ( 0 .60 ) ( 0 .62 ) ( 0 .63 ) ( 0 .43 )
Net realized gain ( 1 .73 ) ( 3 .21 ) ( 0 .69 ) ( 3 .35 ) ( 4 .86 )
Total distributions ( 2 .26 ) ( 3 .81 ) ( 1 .31 ) ( 3 .98 ) ( 5 .29 )
NET ASSET VALUE
End of period $ 47 .68 $ 44 .45 $ 41 .79 $ 38 .41 $ 47 .69
Ratios/Supplemental Data
Total return
(2)(3)
12 .30% 15 .18% 12 .27% ( 11 .26 ) % 30 .06%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .58% 0 .58% 0 .59% 0 .61% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .57% 0 .57% 0 .58% 0 .60% 0 .63%
Net investment income 1 .19% 1 .21% 1 .58% 1 .38% 0 .76%
Portfolio turnover rate 59 .5% 59 .5% 62 .3% 192 .1% 107 .0%
Net assets, end of period (in
millions) $4,333 $4,164 $4,055 $4,276 $3,957
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 44 .56 $ 41 .86 $ 38 .46 $ 47 .74 $ 40 .84
Investment activities
Net investment income
(1)(2)
0 .83 0 .83 0 .86 0 .83 0 .66
Net realized and unrealized
gain/loss 4 .96 5 .94 4 .08 ( 5 .89 ) 11 .78
Total from investment
activities 5 .79 6 .77 4 .94 ( 5 .06 ) 12 .44
Distributions
Net investment income ( 0 .79 ) ( 0 .86 ) ( 0 .85 ) ( 0 .87 ) ( 0 .68 )
Net realized gain ( 1 .73 ) ( 3 .21 ) ( 0 .69 ) ( 3 .35 ) ( 4 .86 )
Total distributions ( 2 .52 ) ( 4 .07 ) ( 1 .54 ) ( 4 .22 ) ( 5 .54 )
NET ASSET VALUE
End of period $ 47 .83 $ 44 .56 $ 41 .86 $ 38 .46 $ 47 .74
Ratios/Supplemental Data
Total return
(2)(3)
12 .94% 15 .86% 12 .92% ( 10 .75 ) % 30 .88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .56% 0 .56% 0 .56% 0 .59% 0 .64%
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 1 .76% 1 .78% 2 .16% 1 .92% 1 .38%
Portfolio turnover rate 59 .5% 59 .5% 62 .3% 192 .1% 107 .0%
Net assets, end of period (in
millions) $23,005 $21,304 $19,830 $19,526 $28,100
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Value Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  7.0%
Entertainment  0.8%
Walt Disney  2,038,577 231,929
231,929
Interactive Media & Services  5.3%
Alphabet, Class A  2,353,556 736,663
Alphabet, Class C  1,940,594 608,958
Meta Platforms, Class A  237,439 156,731
Pinterest, Class A (1) 5,192,656 134,438
1,636,790
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  1,304,633 264,893
264,893
Total Communication Services 2,133,612
CONSUMER DISCRETIONARY  7.2%
Broadline Retail  1.3%
Amazon.com (1) 1,732,338 399,858
399,858
Hotels, Restaurants & Leisure  2.3%
Booking Holdings  45,020 241,097
McDonald's  1,491,709 455,911
697,008
Household Durables  0.4%
Toll Brothers  922,780 124,778
124,778
Specialty Retail  3.2%
AutoZone (1) 117,453 398,342
Home Depot  1,068,788 367,770
Lowe's  813,378 196,154
Tractor Supply  551,646 27,588
989,854
Total Consumer Discretionary 2,211,498
CONSUMER STAPLES  5.1%
Consumer Staples Distribution & Retail  1.4%
Dollar Tree (1) 2,626,768 323,119
Walmart  926,154 103,183
426,302

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  1.4%
Mondelez International, Class A  8,031,978 432,361
432,361
Household Products  2.3%
Colgate-Palmolive  2,917,918 230,574
Procter & Gamble  3,354,847 480,783
711,357
Total Consumer Staples 1,570,020
ENERGY  7.7%
Energy Equipment & Services  1.7%
SLB  7,759,313 297,802
TechnipFMC  5,116,337 227,984
525,786
Oil, Gas & Consumable Fuels  6.0%
Chevron  2,768,915 422,010
ConocoPhillips  5,955,573 557,501
Exxon Mobil  1,860,564 223,900
Range Resources  9,457,653 333,477
Valero Energy  1,980,323 322,377
1,859,265
Total Energy 2,385,051
FINANCIALS  21.7%
Banks  7.5%
Bank of America  9,377,415 515,758
Citigroup  2,651,551 309,409
Fifth Third Bancorp  6,162,703 288,476
JPMorgan Chase  3,536,479 1,139,524
KeyCorp  2,363,737 48,788
2,301,955
Capital Markets  5.3%
Charles Schwab  5,259,632 525,490
CME Group  529,603 144,624
Goldman Sachs Group  283,270 248,994
Intercontinental Exchange  2,813,973 455,751
Morgan Stanley  1,437,255 255,156
1,630,015
Consumer Finance  1.8%
American Express  1,220,517 451,530
Capital One Financial  470,922 114,133

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
565,663
Financial Services  3.8%
Apollo Global Management  336,621 48,729
Berkshire Hathaway, Class B (1) 1,924,677 967,439
Corebridge Financial  256,805 7,748
Visa, Class A  440,940 154,642
1,178,558
Insurance  2.8%
Allstate  2,092,452 435,544
Chubb  523,565 163,415
MetLife  930,559 73,458
Progressive  169,139 38,517
Travelers  540,805 156,866
867,800
Mortgage Real Estate Investment Trusts  0.5%
Annaly Capital Management, REIT  7,462,844 166,869
166,869
Total Financials 6,710,860
HEALTH CARE  11.9%
Biotechnology  1.6%
Gilead Sciences  4,015,465 492,858
492,858
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  2,180,691 273,219
Alcon (2) 1,203,776 94,869
368,088
Health Care Providers & Services  6.1%
Cencora  1,364,675 460,919
Cigna Group  403,107 110,947
Elevance Health  898,385 314,929
Quest Diagnostics  926,526 160,780
Tenet Healthcare (1) 2,027,457 402,896
UnitedHealth Group  1,316,399 434,557
1,885,028
Life Sciences Tools & Services  1.3%
Danaher  464,740 106,388
Revvity (2) 3,027,497 292,911
399,299
Pharmaceuticals  1.7%

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
AstraZeneca, ADR  2,121,226 195,004
Johnson & Johnson  1,220,585 252,600
Merck  614,485 64,681
512,285
Total Health Care 3,657,558
INDUSTRIALS & BUSINESS SERVICES  15.8%
Aerospace & Defense  1.3%
General Electric  893,668 275,277
Northrop Grumman  221,661 126,393
401,670
Building Products  0.3%
Owens Corning  936,995 104,859
104,859
Commercial Services & Supplies  1.2%
Republic Services  1,715,587 363,584
363,584
Electrical Equipment  1.9%
AMETEK  2,854,451 586,047
586,047
Ground Transportation  2.6%
CSX  6,884,763 249,572
Norfolk Southern  872,270 251,842
Old Dominion Freight Line  1,827,773 286,595
788,009
Machinery  7.5%
Caterpillar  609,126 348,950
Deere  1,591,165 740,799
PACCAR  57,318 6,277
Parker-Hannifin  598,176 525,773
Pentair  1,489,652 155,132
Westinghouse Air Brake Technologies  2,531,861 540,426
2,317,357
Professional Services  0.4%
Equifax  622,687 135,111
135,111
Trading Companies & Distributors  0.6%
W.W. Grainger  196,118 197,893
197,893
Total Industrials & Business Services 4,894,530

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  12.4%
Communications Equipment  2.3%
Arista Networks (1) 2,777,104 363,884
Cisco Systems  4,610,608 355,155
719,039
Electronic Equipment, Instruments & Components  3.3%
Keysight Technologies (1) 4,001,697 813,105
TE Connectivity  936,067 212,964
1,026,069
IT Services  0.6%
International Business Machines  635,697 188,300
188,300
Semiconductors & Semiconductor Equipment  5.0%
Analog Devices  1,283,291 348,029
Intel (1) 5,588,241 206,206
KLA  180,575 219,413
Lam Research  1,463,180 250,467
Texas Instruments  2,998,385 520,190
1,544,305
Software  1.2%
InterDigital (2) 275,205 87,620
Microsoft  285,369 138,010
Salesforce  550,703 145,887
371,517
Total Information Technology 3,849,230
MATERIALS  4.1%
Chemicals  1.7%
Linde  956,133 407,685
PPG Industries  1,268,659 129,987
537,672
Containers & Packaging  2.2%
Ball  4,020,281 212,954
International Paper  11,607,515 457,220
670,174
Metals & Mining  0.2%
Franco-Nevada (2) 254,205 52,692
52,692
Total Materials 1,260,538

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.9%
Health Care Real Estate Investment Trusts  1.0%
Welltower, REIT  1,707,046 316,845
316,845
Residential Real Estate Investment Trusts  1.1%
Equity LifeStyle Properties, REIT  2,456,173 148,869
Essex Property Trust, REIT  668,278 174,875
323,744
Specialized Real Estate Investment Trusts  0.8%
Public Storage, REIT  472,182 122,531
VICI Properties, REIT  4,582,752 128,867
251,398
Total Real Estate 891,987
UTILITIES  4.0%
Electric Utilities  2.6%
Southern  5,357,033 467,133
Xcel Energy  4,406,990 325,501
792,634
Gas Utilities  0.4%
Atmos Energy  793,839 133,071
133,071
Multi-Utilities  1.0%
Ameren  3,061,044 305,676
305,676
Total Utilities 1,231,381
Total Common Stocks (Cost $25,138,567) 30,796,265
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 124,429,802 124,430
Total Short-Term Investments (Cost $124,430) 124,430

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 91,289,317 91,289
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 91,289
Total Securities Lending Collateral (Cost $91,289) 91,289
Total Investments in Securities
100.5% of Net Assets
(Cost $25,354,286) $ 31,011,984
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 4,464++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 4,464+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 257,078  ¤  ¤ $ 124,430
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 91,289
Total $ 215,719^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $4,464 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $215,719.

T. ROWE PRICE Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $25,354,286) $ 31,011,984
Receivable for shares sold 63,521
Dividends receivable 28,979
Due from affiliates 10,343
Receivable for investment securities sold 3,752
Other assets 2,581
Total assets 31,121,160
Liabilities
Obligation to return securities lending collateral 91,289
Payable for shares redeemed 83,495
Payable for investment securities purchased 66,587
Investment management fees payable 14,167
Payable to directors 22
Other liabilities 790
Total liabilities 256,350
NET ASSETS $ 30,864,810

T. ROWE PRICE Value Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,975,618
Paid-in capital applicable to 645,641,841 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 24,889,192
NET ASSETS $ 30,864,810
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,337,979; Shares outstanding: 69,774,443) $ 47.84
Advisor Class
(Net assets: $188,578; Shares outstanding: 4,047,640) $ 46.59
I Class
(Net assets: $4,333,462; Shares outstanding: 90,879,022) $ 47.68
Z Class
(Net assets: $23,004,791; Shares outstanding:
480,940,736) $ 47.83

T. ROWE PRICE Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $184) $ 526,061
Securities lending 119
Other 80
Total income 526,260
Expenses
Investment management 165,621
Shareholder servicing
Investor Class $ 5,418
Advisor Class 353
I Class 1,007 6,778
Rule 12b-1 fees
Advisor Class 544
Prospectus and shareholder reports
Investor Class 83
Advisor Class 4
I Class 20
Z Class 6 113
Custody and accounting 699
Registration 131
Directors 93
Legal and audit 33
Miscellaneous 228
Waived / paid by Price Associates (123,881)
Total expenses 50,359
Net investment income 475,901

T. ROWE PRICE Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,680,942
Foreign currency transactions (87)
Net realized gain 1,680,855
Change in net unrealized gain / loss
Securities 1,430,280
Other assets and liabilities denominated in foreign currencies 300
Change in net unrealized gain / loss 1,430,580
Net realized and unrealized gain / loss 3,111,435
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,587,336

T. ROWE PRICE Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 475,901 $ 478,037
Net realized gain 1,680,855 3,297,298
Change in net unrealized gain / loss 1,430,580 480,264
Increase in net assets from operations 3,587,336 4,255,599
Distributions to shareholders
Net earnings
Investor Class (147,624) (300,433)
Advisor Class (7,939) (17,713)
I Class (197,455) (332,863)
Z Class (1,146,479) (1,804,510)
Decrease in net assets from distributions (1,499,497) (2,455,519)
Capital share transactions
*
Shares sold
Investor Class 487,740 1,019,341
Advisor Class 23,602 15,937
I Class 631,313 641,374
Z Class 1,562,114 1,733,092
Distributions reinvested
Investor Class 140,653 254,843
Advisor Class 7,804 17,430
I Class 185,143 310,612
Z Class 1,146,479 1,804,510
Shares redeemed
Investor Class (908,120) (1,368,650)
Advisor Class (81,078) (49,450)
I Class (941,022) (1,112,445)
Z Class (2,541,232) (3,400,336)
Decrease in net assets from capital share
transactions (286,604) (133,742)

T. ROWE PRICE Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 1,801,235 1,666,338
Beginning of period 29,063,575 27,397,237
End of period $ 30,864,810 $ 29,063,575
*Share information (000s)
Shares sold
Investor Class 10,383 21,244
Advisor Class 520 353
I Class 13,473 13,770
Z Class 32,492 38,197
Distributions reinvested
Investor Class 2,915 5,523
Advisor Class 166 388
I Class 3,850 6,753
Z Class 23,776 39,143
Shares redeemed
Investor Class (19,203) (29,489)
Advisor Class (1,751) (1,094)
I Class (20,121) (23,879)
Z Class (53,466) (72,933)
Decrease in shares outstanding (6,966) (2,024)

T. ROWE PRICE Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Value Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Value Fund, Inc. (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The fund has four classes of shares: the Value Fund,
Inc. (Investor Class), the Value Fund–Advisor Class (Advisor Class), the Value
Fund–I Class (I Class) and the Value Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Value Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $163,137,000 of net gain on
$599,696,000 of in-kind redemptions.

T. ROWE PRICE Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Value Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities

T. ROWE PRICE Value Fund

and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $157,707,000; the aggregate value of collateral was
$161,876,000 and consisted of cash collateral and related investments of
$91,289,000 and U.S. government securities of $70,587,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $17,799,211,000 and
$18,515,894,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Value Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 483,978 $ 637,514
Long-term capital gain 1,015,519 1,818,005
Total distributions $ 1,499,497 $ 2,455,519
($000s)
Cost of investments $ 25,385,418
Unrealized appreciation $ 6,400,087
Unrealized depreciation (773,431)
Net unrealized appreciation (depreciation) $ 5,626,656
($000s)
Undistributed long-term capital gain $ 348,962
Net unrealized appreciation (depreciation) 5,626,656
Total distributable earnings (loss) $ 5,975,618

T. ROWE PRICE Value Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2295% is applied to the fund’s average daily net assets that are equal to or greater than $20.0 billion.
Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $4,014,000 and allocated ratably in the amounts

T. ROWE PRICE Value Fund

of $457,000 for the Investor Class, $30,000 for the Advisor Class, $571,000 for
the I Class, and $2,956,000 for the Z Class, for the year ended December 31,
2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and

T. ROWE PRICE Value Fund

expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $2,047,000 for T. Rowe Price Services,
Inc.; and $459,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.91% 1.17% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(119,867)

T. ROWE PRICE Value Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $364,000 for shareholder servicing costs related to the college savings plans, of which $91,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 24% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE Value Fund

sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Value Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Value Fund,
Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Value Fund, Inc. (the "Fund") as
of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,302,706,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $475,461,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $444,413,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $21,713,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F107-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026